Borrowings - Additional Information (Details)			12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Dec. 09, 2022 USD ($)	Dec. 31, 2024 USD ($) agreement shares	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Aug. 04, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 05, 2022 USD ($)	Feb. 22, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 990,744,000		$ 862,544,000
Number of shares issued (in shares) | shares			301,805,677		266,821,844
Loss on conversion of debt			$ 58,300,000
Loss on extinguishment			69,047,000
Borrowings			$ 1,068,584,000		$ 960,159,000		$ 764,570,000
Weighted Average
Disclosure of detailed information about borrowings [line items]
Annual interest rate			12.40%		12.73%
Landsbankinn hf.
Disclosure of detailed information about borrowings [line items]
Debt instrument face value				$ 18,300,000
Borrowings			$ 18,300,000		$ 7,800,000
Landsbankinn hf. | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate									4.95%
Landsbankinn hf. | Matured On February 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value									$ 3,200,000
Borrowings			2,200,000		2,500,000
Landsbankinn hf. | Matured On February 2030 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate									4.25%
Landsbankinn hf. | Matured On February 2030 2
Disclosure of detailed information about borrowings [line items]
Debt instrument face value								$ 1,800,000
Borrowings			1,300,000		1,600,000
Landsbankinn hf. | Matured On February 2030 2 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate								4.25%
Landsbankinn hf. | Matured On July 2030
Disclosure of detailed information about borrowings [line items]
Debt instrument face value						$ 11,500,000
Borrowings			9,700,000		11,000,000
Landsbankinn hf. | Matured On July 2030 | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate								4.25%
Facility Due June 2029
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				965,000,000.0
Net cash proceeds from the transaction			140,500,000
Net cash proceeds from after transaction cost paid			$ 32,600,000
Aggregated principal facility payments percentage			0.0025
Subsequent interest increase, percent			0.75%
Conversion price (in dollars per share) | $ / shares	$ 10.00
Number of shares issued (in shares) | shares	22,100,000
Issue of convertible instruments	$ 220,700,000
Facility Due June 2029 | Component One
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				$ 900,000,000.0
Borrowings, variable interest rate				6.50%
Facility Due June 2029 | Component Two
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity				$ 65,000,000.0
Borrowings, variable interest rate				10.50%
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 990,744,000		0
Borrowings			990,744,000		0
2022 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued			0		155,914,000
Loss on conversion of debt			56,300,000
Carrying value of debt converted			195,200,000
Accrued interest on debt converted			600,000
Loss on extinguishment			2,900,000
Carrying value of debt extinguished			43,700,000
Accrued interest on debt extinguished			500,000
Aztiq Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued			0		80,663,000
Loss on conversion of debt			2,000,000
Carrying value of debt converted			24,500,000
Accrued interest on debt converted			400,000
Loss on extinguishment			6,800,000
Carrying value of debt extinguished			72,400,000
Accrued interest on debt extinguished			1,000,000
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Loss on extinguishment			10,700,000
Borrowings			0		76,556,000		64,588,000
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued			0		549,411,000
Loss on extinguishment			1,000,000
Carrying value of debt extinguished			550,800,000
Accrued interest on debt extinguished			4,700,000
Borrowings			$ 0		549,411,000		$ 530,506,000
Facility Loans | Secured Overnight Financing Rate | Final Maturity in December 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate			4.75%
Facility Loans | Secured Overnight Financing Rate | Final Maturity in December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate			3.75%
Facility Loans | Secured Overnight Financing Rate | Final Maturity in February 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, variable interest rate			4.05%
Facility Loans | Arion banki hf
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase amount		$ 30,900,000
Facility Loans | Landsbankinn hf.
Disclosure of detailed information about borrowings [line items]
Number of loans | agreement			2
Debt instrument face value		48,800,000
Proceeds from borrowings net of transaction costs		$ 17,200,000
Borrowings			$ 45,800,000		$ 48,500,000